Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2018
Prepayments And Other Current Assets [Abstract]
Prepayments and Other Current Assets

6. Prepayments and Other Current Assets

Prepayments and other current assets consist of the following:

	December 31, 2017	December 31, 2018
Deductible VAT input	456,774	1,018,766
Prepayment to vendors	185,401	333,367
Deposits	12,582	23,321
Other receivables	19,668	138,803
Total	674,425	1,514,257

Prepayment to vendors mainly consist of prepayment for raw materials, prepaid rental for offices and NIO Houses, and prepaid expenses for R&D services provided by suppliers.